Operating expenses	12 Months Ended
Dec. 31, 2018
Operating expenses
Operating expenses

The notes included in this section focus on the results and performance of the Barclays Bank Group. Information on the segmental performance, income generated, expenditure incurred, tax, and dividends are included here. For further detail on performance, please see Strategic Report on page 00.

10 Operating expenses

	2018	2017	2016
	£m	£m	£m
Infrastructure costs
Property and equipment	-	954	1,147
Depreciation of property, plant and equipment	-	303	482
Operating lease rentals	-	290	550
Amortisation of intangible assets	-	478	661
Impairment of property, equipment and intangible assets	-	40	97
Gain on property disposals	-	3	-
Total infrastructure costs	-	2,068	2,937
Administration and general costs
Consultancy, legal and professional fees[a]	-	709	983
Subscriptions, publications, stationery and communications	-	455	638
Marketing, advertising and sponsorship	-	400	430
Travel and accommodation	-	118	132
UK bank levy	-	365	410
Other administration and general expenses[a]	-	3,922	244
Total administration and general costs	-	5,969	2,837
Staff costs	-	6,445	9,211
Litigation and conduct[a]	-	1,207	1,363
Operating expenses	-	15,689	16,348

Note

a The presentation of other costs has been amended to include litigation and conduct as a separate line item. The prior year comparatives within other cost categories have been adjusted accordingly.

For further details on staff costs including accounting policies, refer to Note 33.